Securitizations and Variable Interest Entities, Resecuritization Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,955,163	$ 1,927,555
Resecuritization [Member] | Fair value, inputs, level 2 [Member]
Variable Interest Entity [Line Items]
Securities, amount, measurement with observable inputs, additions		1,100	266
Resecuritization [Member] | VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Asset balances sold		77,200	27,900	$ 31,400
Assets, nonconsolidated VIE		130,400	111,400
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Carrying value [Member] | Securities [Member]
Variable Interest Entity [Line Items]
Assets		$ 1,500	$ 532

[1]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.